Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Property and Equipment	Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video gaming terminals and equipment	10
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3-5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15-29
Property and equipment consists of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Video game terminals and equipment	$176,453	$166,850
Amusement and other equipment	19,115	16,417
Office equipment and furniture	1,590	1,540
Computer equipment and software	9,405	8,715
Leasehold improvements	1,507	44
Vehicles	10,254	9,304
Buildings and improvements	10,757	12,075
Land	911	911
Construction in progress	1,025	768

Total property and equipment	231,017	216,624
Less accumulated depreciation and amortization	(107,258)	(97,423)

Property and equipment, net	$123,759	$119,201

Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video game terminals and equipment	7
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3 - 5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15 - 29
Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339

Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)

Property and equipment, net	$119,201	$92,442

Property, Plant and Equipment [Member]
Schedule of Property and Equipment	Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video gaming terminals and equipment	10
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3-5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15-29
Property and equipment consists of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Video game terminals and equipment	$176,453	$166,850
Amusement and other equipment	19,115	16,417
Office equipment and furniture	1,590	1,540
Computer equipment and software	9,405	8,715
Leasehold improvements	1,507	44
Vehicles	10,254	9,304
Buildings and improvements	10,757	12,075
Land	911	911
Construction in progress	1,025	768

Total property and equipment	231,017	216,624
Less accumulated depreciation and amortization	(107,258)	(97,423)

Property and equipment, net	$123,759	$119,201

Depreciation has been computed using the straight-line method over the following estimated useful lives:

Years
Video game terminals and equipment	7
Amusement and other equipment	7
Office equipment and furniture	7
Computer equipment and software	3 - 5
Leasehold improvements	5
Vehicles	5
Buildings and improvements	15 - 29
Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339

Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)

Property and equipment, net	$119,201	$92,442